Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 29, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	WELLS GARDNER ELECTRONICS CORP
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		11,664,000
Entity Public Float		$ 24,961,000
Amendment Flag	false
Entity Central Index Key	0000105608
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY